SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investment Company [Abstract]
Cryptocurrencies, opening balance	$ 829,165
Receipt of cryptocurrencies from mining activities	3,235,134	814,772
Purchases of cryptocurrencies	1,063,837
Sales of cryptocurrencies	(4,093,524)	(638,183)
Payment of cryptocurrencies for other expenses	(113,556)
Realized gain on sale of cryptocurrencies	527,005	41,345
Impairment loss on cryptocurrencies	(1,179,078)	(42,447)
Cryptocurrencies, ending balance	$ 268,983	$ 175,487